COLLATERALIZED TRANSACTIONS	12 Months Ended
Dec. 31, 2019
COLLATERALIZED TRANSACTIONS
COLLATERALIZED TRANSACTIONS

16.    COLLATERALIZED TRANSACTIONS

The Operating Company engages in margin financing transactions with its clients. Client receivables generated from margin lending activity are collateralized by cash and/or client-owned securities held by the Operating Company. In addition, the Operating Company repledge the clients owned securities to collateralize its margin loans. Clients' required margin levels and established credit limits are monitored continuously by risk management staff using automated systems. Pursuant to the Operating Company's policy and as enforced by such systems, clients are required to deposit additional collateral or reduce positions, when necessary to avoid forced liquidation of their positions.

Margin loans are extended to clients on a demand basis and are not committed facilities. Underlying collateral for margin loans is evaluated with respect to the liquidity of the collateral positions, valuation of securities, volatility analysis and an evaluation of industry concentrations. Adherence to the Operating Company’s collateral policies significantly limits the Operating Company’s credit exposure to margin loans in the event of a client’s default. As of December 31, 2018 and 2019, approximately HK$2,886,105 thousand and HK$4,141,962 thousand, respectively, of client margin loans were outstanding.

The following table summarizes the amounts related to collateralized transactions of margin financing as of December 31, 2018 and 2019:

	As of December 31,
	2018		2019
	HK$ in thousands		HK$ in thousands
	Permitted to		Permitted to
	repledge	Repledged	repledge	Repledged
Market value of collateral	9,214,950	1,904,545	19,503,649	3,031,767

The Operating Company also enters into securities borrowing and lending transactions and agreements to repurchase securities. As at December 31, 2019, the total fair value of securities borrowed was HK$935,443 thousand, while the total fair value of securities lent was HK$935,443 thousand, and the Operating Company provided and received cash collateral of HK$1,126,300 thousand and HK$1,342,738 thousand, respectively, in relations to the securities borrowing and lending transactions. As at December 31, 2018, the total fair value of securities borrowed was HK$299,173 thousand, while the total fair value of securities lent was HK$299,173 thousand, and the Operating Company provided and received cash collateral of HK$397,675 thousand and HK$488,068 thousand, respectively, in relations to the securities borrowing and lending transactions.